Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease, lease not yet commenced, description	As of December 31, 2020, the Group did not have additional operating leases that have not yet commenced.
Finance lease, description	As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease.
Variable lease cost	¥ 0	¥ 0
Total operating lease expense	¥ 91,814,000	¥ 96,165,000	¥ 107,331,000